DEBT (Notes)	3 Months Ended
Mar. 31, 2017
Long-term Debt, Unclassified [Abstract]
DEBT
DEBT

The following table sets forth our debt for the periods indicated:

	March 31, 2017	December 31, 2016
	(Thousands of dollars)
ONEOK
Senior unsecured obligations:
$700,000 at 4.25% due 2022	$547,397	$547,397
$500,000 at 7.5% due 2023	500,000	500,000
$100,000 at 6.5% due 2028	87,088	87,126
$100,000 at 6.875% due 2028	100,000	100,000
$400,000 at 6.0% due 2035	400,000	400,000
Total ONEOK senior notes payable	1,634,485	1,634,523
ONEOK Partners
Commercial paper outstanding, bearing a weighted-average interest rate of 1.51% and 1.27%, respectively	1,290,729	1,110,277
Senior unsecured obligations:
$400,000 at 2.0% due 2017	400,000	400,000
$425,000 at 3.2% due 2018	425,000	425,000
$1,000,000 term loan, variable rate, due 2019	1,000,000	1,000,000
$500,000 at 8.625% due 2019	500,000	500,000
$300,000 at 3.8% due 2020	300,000	300,000
$900,000 at 3.375 % due 2022	900,000	900,000
$425,000 at 5.0 % due 2023	425,000	425,000
$500,000 at 4.9 % due 2025	500,000	500,000
$600,000 at 6.65% due 2036	600,000	600,000
$600,000 at 6.85% due 2037	600,000	600,000
$650,000 at 6.125% due 2041	650,000	650,000
$400,000 at 6.2% due 2043	400,000	400,000
Guardian Pipeline
Weighted average 7.85% due 2022	42,345	44,257
Total debt	9,667,559	9,489,057
Unamortized portion of terminated swaps	19,756	20,186
Unamortized debt issuance costs and discounts	(66,110)	(68,320)
Current maturities of long-term debt	(410,650)	(410,650)
Short-term borrowings (a)	(1,290,729)	(1,110,277)
Long-term debt	$7,919,826	$7,919,996
(a) - Individual issuances of commercial paper under ONEOK Partners’ $2.4 billion commercial paper program generally mature in 90 days or less. However, these issuances are supported by and reduce the borrowing capacity under the ONEOK Partners Credit Agreement.

ONEOK Credit Agreement - In January 2016, we extended the term of the ONEOK Credit Agreement by one year to January 2020. The ONEOK Credit Agreement is a $300 million revolving credit facility and contains certain financial, operational and legal covenants. Among other things, these covenants include maintaining a ratio of indebtedness to consolidated EBITDA (EBITDA, as defined in our ONEOK Credit Agreement) of no more than 4.0 to 1. Upon breach of certain covenants by us in our ONEOK Credit Agreement, amounts outstanding under our ONEOK Credit Agreement, if any, may become due and payable immediately. At March 31, 2017, ONEOK’s ratio of indebtedness to consolidated EBITDA was 2.2 to 1, and ONEOK was in compliance with all covenants under the ONEOK Credit Agreement.

The ONEOK Credit Agreement includes a $50 million sublimit for the issuance of standby letters of credit and a $50 million sublimit for swingline loans. Under the terms of the ONEOK Credit Agreement, ONEOK may request an increase in the size of the facility to an aggregate of $500 million by either commitments from new lenders or increased commitments from existing lenders. The ONEOK Credit Agreement contains provisions for an applicable margin rate and an annual facility fee, both of which adjust with changes in our credit rating. Based on our current credit rating, borrowings, if any, will accrue interest at LIBOR plus 145 basis points, and the annual facility fee is 30 basis points.

At March 31, 2017 and December 31, 2016, we had $1.1 million in letters of credit issued and no borrowings under the ONEOK Credit Agreement.

ONEOK Partners Credit Agreement - In January 2016, ONEOK Partners extended the term of the ONEOK Partners Credit Agreement by one year to January 2020. The ONEOK Partners Credit Agreement is a $2.4 billion revolving credit facility and includes a $100 million sublimit for the issuance of standby letters of credit and a $150 million swingline sublimit. At March 31, 2017, and December 31, 2016, ONEOK Partners had $14 million in letters of credit issued and no borrowings under the ONEOK Partners Credit Agreement. The ONEOK Partners Credit Agreement is available for general partnership purposes and had available capacity of approximately $1.1 billion at March 31, 2017.

The ONEOK Partners Credit Agreement contains provisions for an applicable margin rate and an annual facility fee, both of which adjust with changes in ONEOK Partners’ credit rating. Under the terms of the ONEOK Partners Credit Agreement, based on ONEOK Partners’ current credit ratings, borrowings, if any, will accrue interest at LIBOR plus 117.5 basis points, and the annual facility fee is 20 basis points. The ONEOK Partners Credit Agreement is guaranteed fully and unconditionally by the Intermediate Partnership. Borrowings under the ONEOK Partners Credit Agreement are currently nonrecourse to ONEOK.

The ONEOK Partners Credit Agreement contains certain financial, operational and legal covenants. Among other things, these covenants include maintaining a ratio of indebtedness to adjusted EBITDA (EBITDA, as defined in the ONEOK Partners Credit Agreement, adjusted for all noncash charges and increased for projected EBITDA from certain lender-approved capital expansion projects) of no more than 5.0 to 1. If ONEOK Partners consummates one or more acquisitions in which the aggregate purchase price is $25 million or more, the allowable ratio of indebtedness to adjusted EBITDA will increase to 5.5 to 1 for the quarter in which the acquisition was completed and the two following quarters. If ONEOK Partners were to breach certain covenants in the ONEOK Partners Credit Agreement, amounts outstanding under the ONEOK Partners Credit Agreement, if any, may become due and payable immediately. At March 31, 2017, ONEOK Partners’ ratio of indebtedness to adjusted EBITDA was 4.2 to 1, and it was in compliance with all covenants under the ONEOK Partners Credit Agreement.

2017 Credit Agreement - In April 2017, we entered into the 2017 Credit Agreement with a syndicate of banks, effective upon the closing of the Merger Transaction and the terminations of the ONEOK Credit Agreement and ONEOK Partners Credit Agreement. The 2017 Credit Agreement is a $2.5 billion revolving credit facility and contains certain financial, operational and legal covenants. Among other things, these covenants include maintaining a ratio of indebtedness to adjusted EBITDA (EBITDA, as defined in our 2017 Credit Agreement, adjusted for all noncash charges and increased for projected EBITDA from certain lender-approved capital expansion projects) of no more than 5.75 to 1 at the end of the quarter the Merger Transaction closes and the following two quarters; 5.5 to 1 for the subsequent two quarters; and 5.0 to 1 thereafter. If we consummate one or more acquisitions in which the aggregate purchase is $25 million or more, the allowable ratio of indebtedness to adjusted EBITDA will increase to 5.5 to 1 for the quarter in which the acquisition is completed and the two following quarters.

The 2017 Credit Agreement includes a $100 million sublimit for the issuance of standby letters of credit and a $200 million sublimit for swingline loans. Under the terms of the 2017 Credit Agreement, we may request an increase in the size of the facility to an aggregate of $3.5 billion by either commitments from new lenders or increased commitments from existing lenders. The 2017 Credit Agreement contains provisions for an applicable margin rate and an annual facility fee, both of which adjust with changes in our credit ratings. Based on our expected credit ratings following the closing of the Merger Transaction, borrowings, if any, will accrue at LIBOR plus 110 basis points, and the annual facility fee is 15 basis points. The facility has the option to request two one-year extensions, subject to lender approval, and may be used for working capital, capital expenditures, acquisitions and mergers, the issuance of letters of credit, and for other general corporate purposes.

Senior Unsecured Obligations - All notes are senior unsecured obligations, ranking equally in right of payment with all of our existing and future unsecured senior indebtedness, and are structurally subordinate to any of the existing and future debt and other liabilities of any nonguarantor subsidiaries.

ONEOK Partners issuances and maturities - In January 2016, ONEOK Partners entered into the $1.0 billion senior unsecured Term Loan Agreement with a syndicate of banks. The Term Loan Agreement matures in January 2019 and bears interest at LIBOR plus 130 basis points based on ONEOK Partners’ current credit ratings. At March 31, 2017, the interest rate was 2.28 percent. The Term Loan Agreement contains an option, which may be exercised up to two times, to extend the term of the loan, in each case, for an additional one-year term, subject to approval of the banks. The Term Loan Agreement allows prepayment of all or any portion outstanding without penalty or premium and contains substantially the same covenants as the ONEOK Partners Credit Agreement. During the first quarter 2016, ONEOK Partners drew the full $1.0 billion available under the agreement and used the proceeds to repay $650 million of senior notes at maturity, to repay amounts outstanding under ONEOK Partners’ commercial paper program and for general partnership purposes.

In April 2017, ONEOK Partners entered into the first amendment to the Term Loan Agreement which, among other things, will add ONEOK as a guarantor to the Term Loan Agreement effective upon the closing of the Merger Transaction described in Note B.

Debt Guarantees - Neither we nor ONEOK Partners guarantee the debt or other similar commitments of unaffiliated parties. ONEOK currently does not guarantee the debt, commercial paper, borrowings under the ONEOK Partners Credit Agreement or other similar commitments of ONEOK Partners, and ONEOK Partners currently does not guarantee the debt or other similar commitments of ONEOK. Following the completion of the Merger Transaction described in Note B, we, ONEOK Partners and the Intermediate Partnership expect to issue, to the extent not already in place, guarantees of the indebtedness of ONEOK and ONEOK Partners.